12. CONVERTIBLE PREFERRED STOCK (Details Narrative) (USD $)	0 Months Ended	6 Months Ended
	Feb. 21, 2008	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Series A Preferred Stock, Liquidation preference		$ 0.001
Series C Preferred Stock, issued	103,143
Series C Preferred Stock, converted in to common stock		$ 110,005	$ 720,020
Common Shares issued on conversion	36,100,000
Conversion rate	350:1
Series C Preferred Stock shares		314	1,853